LEASE COMMITMENT (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 11, 2021	Dec. 31, 2022
Lease Commitment [Line Items]
Total combined annual rent charges		$ 0.5
Office Space [Member] | Property, plant and equipment subject to operating leases [member]
Lease Commitment [Line Items]
Payments of lease	$ 1.0